                                                ANNUAL REPORT, December 31, 1995
                                                    NAVELLIER PERFORMANCE FUNDS
                                                    920 Incline Way, Building I
                                                      Incline Village, NV 89450
--------------------------------------------------------------------------------

                                                               February 23, 1996

Dear Shareholder:

We are happy to welcome everyone to the new Navellier Aggresive Growth Portfolio*. Although open for only one business day in 1995, we hope that the Portfolio will be a success in 1996. The Portfolio became effective December 28, 1995 at a price of $10.00 per share and finished on December 31, 1995, at a price of $9.99.

We are now in a slow growth environment where earnings momentum has decelerated rapidly. The dramatic earnings slowdown is making stock selection more important than ever. Although it appears that the entire stock market is very strong as the Dow Industrials and S&P 500 make new highs, these stock market indices are not expected to have much more than 2% earnings growth in 1996. There is far better earnings growth in the NASDAQ market, but we must be very selective, since the analysts no longer favor technology stocks, especially semiconductor companies, like they did in 1995. New industry groups, such as pharmaceuticals, medical technology, and oil service stocks, have had more positive analyst support in 1996.

Typically the stock market rallies into the November presidential elections. This year should be no different. The flow of funds into stock mutual funds remains stronger than ever and is one of the primary reasons that the stock market turned around after a sharp sell-off in early January 1996. Those stocks that continue to have positive analysts' earnings revisions and strong earnings momentum should continue to outperform. Unfortunately, there are fewer outstanding stocks in 1996 than there were in 1995 due to the slowing earnings momentum environment. This is an environment where good stock pickers should prevail. Fortunately, we believe stock selection has always been one of our strengths, so we remain optimistic on the Navellier Aggressive Growth Portfolio's prospects for 1996.

We want to thank all the shareholders in the Navellier Aggressive Growth Portfolio for your support and confidence in our money management firm. Although we are new to the mutual fund business, we are striving to achieve outstanding performance with specialty mutual funds, such as the Navellier Aggressive Growth Portfolio. Always feel free to contact us if you have any questions or if we can help you in any way.

Sincerely,

/s/ LOUIS G. NAVELLIER
LOUIS G. NAVELLIER
* This material has been preceded by a Navellier Performance Funds: Aggressive Growth Portfolio prospectus.

December 31, 1995                          NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS


----------------------------------------------------------
                                              Market Value
 Shares                                           (Note 1)
----------------------------------------------------------
COMMON STOCKS
 BANKS -- 2.42%
    100 Zions Bancorporation                     $   8,025
                                                 ---------
 CASINOS/GAMING -- 4.21%
    600 Grand Casinos, Inc.*                        13,950
                                                 ---------
 COMPUTER SOFTWARE -- 4.11%
    500 Applix, Inc.*                               13,625
                                                 ---------
 DATA COMMUNICATIONS/NETWORKING -- 7.55%
    200 Ascend Communications, Inc.*                16,225
    100 U.S. Robotics Corp.*                         8,775
                                                 ---------
                                                    25,000
                                                 ---------
 DIAGNOSTIC EQUIPMENT -- 4.11%
    800 PPT Vision, Inc.*                           13,600
                                                 ---------
 DIVERSIFIED TECHNOLOGY -- 4.36%
    250 Input/Output, Inc.*                         14,437
                                                 ---------
 EDUCATION -- 2.81%
    600 Youth Services International, Inc.*          9,300
                                                 ---------
 ELECTRONICS -- 7.46%
    200 C-Cube Microsystems, Inc.*                  12,500
    800 Thermo Voltek Corp.*                        12,200
                                                 ---------
                                                    24,700
                                                 ---------
 HEALTHCARE -- 7.52%
    300 ABR Information Services, Inc.*             13,200
    300 Health Management Systems, Inc.*            11,700
                                                 ---------
                                                    24,900
                                                 ---------
 MEDICAL SUPPLIES -- 8.68%
    300 Boston Scientific Corp.*                    14,775
    250 Medtronic, Inc.                             13,969
                                                 ---------
                                                    28,744
                                                 ---------
 PRINTING/PAPER PRODUCTS -- 4.17%
    400 Day Runner, Inc.*                           13,800
                                                 ---------
 RECREATION PRODUCTS -- 3.94%
    400 Ride, Inc.*                                 13,050
                                                 ---------
----------------------------------------------------------
                                              Market Value
 Shares                                           (Note 1)
----------------------------------------------------------
 COMMON STOCKS (continued)
 SEMICONDUCTORS AND RELATED -- 4.46%
    300 Advanced Semiconductor Material Intl.*      14,775
                                                  --------
 TELECOMMUNICATIONS -- 3.31%
    200 Pairgain Technologies, Inc.*                10,950
                                                  --------
 TRANSPORTATION EQUIPMENT -- 0.69%
    100 Greenwich Air Service, Inc.*                 2,300
                                                  --------
 TOTAL COMMON STOCKS -- 69.80%
  (COST $231,240)                                  231,156
                                                  --------
 MUTUAL FUNDS -- 30.20%
 Fund for Government Investors, Inc.
  (Cost $100,000)                                  100,000
                                                  --------
 TOTAL INVESTMENTS -- 100.00%
  (COST $331,240)                                 $331,156
                                                  ========

* Non-income producing.
See Notes to Financial Statements.

December 31, 1995                          NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------
ASSETS
Securities at Value (Note 1, see portfolio for cost information)....... $331,156
Receivable for Shares Purchased........................................  200,000
Interest Receivable....................................................       37
Unamortized Organizational Costs (Note 1)..............................  125,790
                                                                        --------
Total Assets...........................................................  656,983
                                                                        --------
LIABILITIES
Payable for Securities Purchased.......................................  231,240
Investment Advisory Fee Payable (Note 2)...............................       10
Administrative Fee Payable (Note 2)....................................        4
Distribution Plan Fee Payable (Note 4).................................        2
Organizational Expenses Payable to Adviser (Note 1)....................  125,790
                                                                        --------
Total Liabilities......................................................  357,046
                                                                        --------
NET ASSETS............................................................. $299,937
                                                                        ========
Shares Outstanding.....................................................   30,020
                                                                        ========
Net Asset Value Per Share..............................................    $9.99
                                                                        ========
--------------------------------------------------------------------------------

See Notes to Financial Statements.

For the Period December 28, 1995
(Commencement of Operations)
to December 31, 1995                       NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)....................................................... $  37
                                                                         -----
Total Investment Income.................................................    37
                                                                         -----
EXPENSES
Investment Advisory Fee (Note 2)........................................    10
Administrative Fee (Note 2).............................................     2
Distribution Plan Fees (Note 4).........................................     2
Organizational Expense (Note 1).........................................   210
                                                                         -----
Total Expenses..........................................................   224
Less Expenses Reimbursed by Investment Advisor (Note 2).................  (208)
                                                                         -----
Net Expenses............................................................    16
                                                                         -----
NET INVESTMENT INCOME...................................................    21
                                                                         -----
Net Realized Gain on Investments........................................    --
Net Change in Unrealized Depreciation of Investments....................   (84)
                                                                         -----
NET LOSS ON INVESTMENTS.................................................   (84)
                                                                         -----
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $ (63)
                                                                         =====
--------------------------------------------------------------------------------

See Notes to Financial Statements.

For the Period December 28, 1995
(Commencement of Operations)
to December 31, 1995                       NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES
Net Investment Income................................................. $     21
Net Realized Gain on Investment Transactions..........................       --
Net Change in Unrealized Depreciation of Investments..................      (84)
                                                                       --------
Net Decrease in Net Assets Resulting from Operations..................      (63)
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income............................................       --
From Net Realized Capital Gains.......................................       --
FROM SHARE TRANSACTIONS (NOTE 6)......................................  200,000
                                                                       --------
Net Increase in Net Assets............................................  199,937
NET ASSETS -- Beginning of Period.....................................  100,000
                                                                       --------
NET ASSETS -- End of Period........................................... $299,937
                                                                       ========
--------------------------------------------------------------------------------

See Notes to Financial Statements.

For the Period December 28, 1995
(Commencement of Operations)
to December 31, 1995                       NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net Asset Value -- Beginning of Period.............................  $10.00
                                                                       -------
  Net Investment Income..............................................    0.002
  Net Realized and Unrealized Losses on Securities...................   (0.008)
                                                                       -------
  Net Decrease in Net Asset Value Resulting from Operations..........   (0.006)
  Distributions to Shareholders:
   From Net Investment Income........................................       --
   From Net Realized Capital Gains...................................       --
                                                                       -------
  Net Decrease in Net Asset Value....................................   (0.01 )
                                                                       -------
  Net Asset Value -- End of Period...................................  $ 9.99
                                                                       =======
Total Investment ReturnB.............................................   (0.10)%
Ratios to Average Net Assets:
  Expenses After Reimbursement (Note 2)..............................    2.00 %A
  Expenses Before Reimbursement (Note 2).............................   27.25 %A
  Net Investment Income..............................................    2.59 %A
Supplementary Data:
  Portfolio Turnover Rate............................................       --
  Number of Shares Outstanding at End of Period (000's omitted)......       30

--------
A Annualized.
B Total return for periods of less than one year are not annualized.

--------------------------------------------------------------------------------

See Notes to Financial Statements.

December 31, 1995                          NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies

  The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund presently consists of one portfolio, the Navellier Aggressive Growth Portfolio (the "Portfolio"), a non-diversified open-end management portfolio. The following is a summary of significant accounting policies which the Fund follows:

   (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

   (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

   (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

   (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

   (e) Organizational expenses of the Fund totaling $126,000 as of December 28, 1995, are being deferred and will be amortized over 60 months beginning with the public offering of shares. Any redemption by an initial investor during the amortization period will be reduced by a prorata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 1995, unamortized organization costs were $125,790.

2. Investment Advisory and Distributor Agreements

  Investment advisory services are provided by Navellier Management, Inc. ("Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.25% of the daily net assets of the Portfolio. The Adviser also receives an annual fee equal to 0.25% of the Fund's average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

  Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. During the year ended December 31, 1995, the Adviser voluntarily waived reimbursement for substantially all of the operating expenses which were paid on behalf of the Fund.

  Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

December 31, 1995                          NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

3. Transfer Agent and Custodian

  Rushmore Trust and Savings, FSB, ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

  The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Portfolio for expenses incurred in the promotion and distribution of shares of the Portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

  For the period ended December 31, 1995, purchases of securities were $231,240 and there were no sales of securities. These totals exclude short-term securities.

6. Share Transactions

  On December 31, 1995, the Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. Transactions in shares and dollars of the Fund were as follows:

                                                                 SHARES DOLLARS
                                                                 ------ --------
  Shares Sold................................................... 20,020 $200,000
  Shares Issued in Reinvestment of Dividends....................     --       --
                                                                 ------ --------
                                                                 20,020 $200,000
  Shares Redeemed...............................................     --       --
                                                                 ------ --------
  Net Increase.................................................. 20,020 $200,000
                                                                 ====== ========

7. Net Unrealized Appreciation/Depreciation of Investments

  As of December 31, 1995, net depreciation of investments for Federal income tax purposes was $84, of which $2,176 related to appreciated investments and $2,260 related to depreciated investments. At December 31, 1995, the cost of the Fund's securities for Federal income tax purposes was $331,240.

8. Net Assets

  At December 31, 1995, net assets consisted of the following:

  Paid-in Capital..................................................... $300,000
  Net Investment Income...............................................       21
  Net Unrealized Depreciation on Investments..........................      (84)
  Accumulated Realized Gain on Investments............................       --
                                                                       --------
  NET ASSETS.......................................................... $299,937
                                                                       ========

-------------------------------------------------------------------------------


INDEPENDENT AUDITORS' REPORT

The Shareholders and Board
 of Trustees of The
 Navellier Performance
 Funds:

We have audited the statement of assets and liabilities, including the portfolio of investments, of the Navellier Aggressive Growth Portfolio of The Navellier Performance Funds (the "Fund") as of December 31, 1995, and the related statements of operations, of changes in net assets, and financial highlights for the period December 28, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the net assets of the Navellier Aggressive Growth Portfolio of The Navellier Performance Funds at December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the stated period in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Washington, D.C.
February 23, 1996

           NAVELLIER
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           PERFORMANCE
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           FUNDS

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                                                                  ANNUAL REPORT
                                                              DECEMBER 31, 1995